UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 78.3%
Aerospace & Defense: 3.2%
3,712	Harris Corp.	$499,821
9,383	Kaman Corp.	526,293
7,082	Spirit AeroSystems Holdings, Inc. - Class A	510,541
		1,536,655
Airlines: 1.1%
8,499	Alaska Air Group, Inc.	517,164

Auto Parts & Equipment: 1.4%
14,853	Allison Transmission Holdings, Inc.	652,195

Banks: 6.0%
11,553	CIT Group, Inc.	442,133
20,198	Flagstar Bancorp, Inc. (1)	533,227
4,972	JPMorgan Chase & Co.	485,367
11,597	Morgan Stanley	459,821
10,204	Popular, Inc.	481,833
11,119	Walker & Dunlop, Inc.	480,897
		2,883,278
Beverages: 2.4%
13,488	Coca-Cola European Partners PLC	618,425
37,477	Cott Corp.	522,429
		1,140,854
Biotechnology: 2.3%
1,740	Biogen, Inc. (1)	523,601
3,558	Vertex Pharmaceuticals, Inc. (1)	589,596
		1,113,197
Building Materials: 2.0%
9,031	Armstrong World Industries, Inc.	525,694
20,303	Louisiana Pacific Corp.	451,133
		976,827
Chemicals: 1.9%
5,715	LyondellBasell Industries NV - Class A	475,259
8,959	Methanex Corp.	431,555
		906,814
Commercial Services: 2.2%
7,469	Total System Services, Inc.	607,155
3,392	WEX, Inc. (1)	475,084
		1,082,239

Computers: 3.0%
5,953	Apple, Inc.	$939,026
24,416	HP, Inc.	499,552
		1,438,578
Distribution & Wholesale: 1.1%
14,043	HD Supply Holdings, Inc. (1)	526,893

Diversified Financial Services: 4.2%
21,976	Ally Financial, Inc.	497,976
6,280	Capital One Financial Corp.	474,705
8,927	LPL Financial Holdings, Inc.	545,261
19,974	OneMain Holdings, Inc. (1)	485,169
		2,003,111
Electric: 1.2%
15,024	NRG Energy, Inc.	594,950

Electronics: 1.3%
10,025	Keysight Technologies, Inc. (1)	622,352

Environmental Control: 1.0%
9,619	Tetra Tech, Inc.	497,976

Forest Products & Paper: 1.0%
13,352	Domtar Corp.	469,056

Healthcare Products: 2.2%
5,227	Masimo Corp. (1)	561,223
9,348	Orthofix Medical, Inc. (1)	490,676
		1,051,899
Healthcare Services: 1.1%
1,896	Chemed Corp.	537,099

Home Furnishings: 1.2%
12,281	Sony Corp. - ADR (1)	592,927

Insurance: 3.4%
49,393	MGIC Investment Corp. (1)	516,651
9,835	Progressive Corp.	593,346
3,736	Reinsurance Group of America, Inc.	523,899
		1,633,896
Internet: 4.2%
643	Amazon.com, Inc. (1)	965,767
324	Booking Holdings, Inc. (1)	558,064
6,213	CDW Corp.	503,563
		2,027,394

Lodging: 1.2%
7,958	Hilton Worldwide Holdings, Inc.	$571,384

Mining: 0.7%
32,014	Freeport-McMoRan, Inc.	330,064

Miscellaneous Manufacturing: 0.9%
9,288	Textron, Inc.	427,155

Oil & Gas: 4.5%
9,763	Chevron Corp.	1,062,117
9,840	ConocoPhillips	613,524
7,185	Exxon Mobil Corp.	489,945
		2,165,586
Pharmaceuticals: 3.4%
6,668	Merck & Co., Inc.	509,502
12,976	Novo Nordisk A/S - ADR	597,804
6,146	Zoetis, Inc.	525,729
		1,633,035
Retail: 5.7%
22,137	Abercrombie & Fitch Co. - Class A	443,847
3,153	Advance Auto Parts, Inc.	496,472
27,546	American Eagle Outfitters, Inc.	532,464
7,275	MSC Industrial Direct Co., Inc. - Class A	559,593
7,910	Yum! Brands, Inc.	727,087
		2,759,463
Savings & Loans: 1.0%
12,462	WSFS Financial Corp.	472,434

Semiconductors: 3.0%
11,344	Intel Corp.	532,374
5,997	Mellanox Technologies Ltd. (1)	554,003
10,616	Micron Technology, Inc. (1)	336,845
		1,423,222
Software: 6.1%
11,981	Benefitfocus, Inc. (1)	547,771
15,033	Cadence Design System, Inc. (1)	653,635
5,677	Citrix Systems, Inc.	581,666
3,141	Intuit, Inc.	618,306
11,455	Oracle Corp.	517,193
		2,918,571

Telecommunications: 2.3%
2,120	Arista Networks, Inc. (1)	$446,684
11,839	Verizon Communications, Inc.	665,589
		1,112,273
Transportation: 2.1%
8,347	CSX Corp.	518,599
5,383	Landstar Systems, Inc.	514,992
		1,033,591
TOTAL COMMON STOCKS
(Cost $38,449,140)		37,652,132

INVESTMENT COMPANIES: 20.4%
117,588	iShares 1-3 Year Treasury Bond ETF	9,832,709
TOTAL INVESTMENT COMPANIES
(Cost $9,756,940)		9,832,709

REAL ESTATE INVESTMENT TRUSTS: 1.1%
14,403	Omega Healthcare Investors, Inc.	506,266
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $514,838)		506,266

SHORT-TERM INVESTMENTS: 0.0% (2)
Money Market Funds: 0.0% (2)
886	First American Government Obligations Fund - Class X, 2.356% (3)	886
TOTAL SHORT-TERM INVESTMENTS
(Cost $886)		886

TOTAL INVESTMENTS IN SECURITIES: 99.8%
(Cost $48,721,804)		47,991,993
Other Assets in Excess of Liabilities: 0.2%		107,485
TOTAL NET ASSETS: 100.0%		$48,099,478

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(1)	Non-income producing security.
(2)	Does not round to 0.1% or (0.1)%, as applicable.
(3)	Annualized seven-day yield as of December 31, 2018.

CAN SLIM® SELECT GROWTH FUND
Summary of Fair Value Exposure at December 31, 2018 (Unaudited)

The CAN SLIM® Select Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$37,652,132	$–	$–	$37,652,132
Investment Companies	9,832,709	–	–	9,832,709
Real Estate Investment Trusts	506,266	–	–	506,266
Short-Term Investments	886	–	–	886
Total Investments in Securities	$47,991,993	$–	$–	$47,991,993

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*/s/ Elaine E. Richards
 Elaine E. Richards, President/Principal Executive Officer

Date           2/27/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Elaine E. Richards
 Elaine E. Richards, President/Principal Executive Officer

Date             2/27/19

By (Signature and Title)*/s/ Aaron J. Perkovich
 Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date          2/25/19

* Print the name and title of each signing officer under his or her signature.